Partly-owned Subsidiaries with Material Non-controlling Interests	12 Months Ended
Dec. 31, 2017
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Partly-owned Subsidiaries with Material Non-controlling Interests
44	PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS

Details of the Group’s subsidiaries that have material non-controlling interests are set out below:

	2017	2016
Percentage of equity interest held by non-controlling interests:
CEA Jiangsu	37.44%	37.44%
CEA Yunnan	9.64%	9.64%
CEA Wuhan	40.00%	40.00%
China Cargo	—	17.00%

	2017	2016
	RMB million	RMB million
Profit for the year allocated to non-controlling interests:
CEA Jiangsu	216	191
CEA Yunnan	67	75
CEA Wuhan	178	173
China Cargo	3	29

Dividends paid to non-controlling interests of CEA Jiangsu	37	56
Dividends paid to non-controlling interests of CEA Wuhan	22	—

Accumulated balances of non-controlling interests at the reporting dates:
CEA Jiangsu	1,416	1,236
CEA Yunnan	641	574
CEA Wuhan	1,393	1,249
China Cargo	—	(105)

The following tables illustrate the summarized financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	CEA Jiangsu	CEA Yunnan	CEA Wuhan	China Cargo
	RMB million	RMB million	RMB million	RMB million
2017
Revenue	8,257	8,939	4,289	507
Total expenses	7,680	8,244	3,843	462
Profit for the year	577	695	446	45
Total comprehensive income for the year	580	695	461	45

Current assets	1,124	1,230	79	—
Non-current assets	9,313	16,171	7,047	—
Current liabilities	2,260	4,471	1,576	—
Non-current liabilities	4,395	6,282	2,067	—

Net cash flows from operating activities	1,491	1,230	846	—
Net cash flows used in investing activities	(588)	(274)	(156)	—
Net cash flows used in financing activities	(894)	(948)	(682)	—
Effect of foreign exchange rate changes, net	—	—	—	—

Net increase in cash and cash equivalents	9	8	8	—

	CEA Jiangsu	CEA Yunnan	CEA Wuhan	China Cargo
	RMB million	RMB million	RMB million	RMB million
2016
Revenue	7,298	9,054	3,706	3,770
Total expenses	6,787	8,280	3,273	3,598
Profit for the year	511	774	433	172
Total comprehensive income for the year	503	774	438	157

Current assets	1,260	990	79	1,595
Non-current assets	8,163	16,153	6,108	1,525
Current liabilities	1,971	3,056	1,216	2,834
Non-current liabilities	4,149	8,134	1,849	889

Net cash flows from/( used in ) operating activities	1,937	3,178	(196)	279
Net cash flows (used in)/from investing activities	(675)	(1,098)	428	11
Net cash flows used in financing activities	(1,301)	(2,096)	(241)	(11)
Effect of foreign exchange rate changes, net	—	—	—	(1)

Net (decrease)/increase in cash and cash equivalents	(39)	(16)	(9)	278